SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) (Parenthetical) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Accounts receivable	[1]	$ 37,903,617	$ 28,567,980
Asset Pledged as Collateral [Member] | Short-Term Debt [Member]
Variable Interest Entity [Line Items]
Accounts receivable		$ 8,805,611	$ 4,025,547

[1]	$4,025,547 and $ 8,805,611 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2024 and December 31, 2025 (Note 12).